As filed with the Securities and Exchange Commission on April 1, 2013
File Nos. 33-499 and 811-4417

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement Under the Securities Act of 1933
Post-Effective Amendment No. 47
and
Registration Statement Under the Investment Company Act of 1940
Amendment No. 48

SHELTON FUNDS – Shelton Green Alpha Fund
(Exact Name of Registrant as Specified in its Charter)

44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS
44 Montgomery Street, Suite 2100, San Francisco, California 94104
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
|_|	immediately upon filing pursuant to Rule 485(b)
|_|	on January 1, 2012 pursuant to Rule 485(b)
|_|	60 days after filing pursuant to Rule 485(a)(1)
|_|	75 days after filing pursuant to Rule 485(a)(2)
|_|	on _______ pursuant to Rule 485(a)

Please Send Copy of Communications to:

Timothy Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania  15222
Telephone: (412) 288-1484

SHELTON FUNDS – Shelton Green Alpha Fund

FORM N-1A

PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

(b)	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

(c)	Instruments Defining Rights of Security Holders - Not applicable.

(d)	(1) Investment Advisory Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

(2) Form of Discretionary Investment Management Agreement, filed herewith.

(e)	Underwriting Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	Form of Custodian Agreement dated January 3, 2005 is incorporated by reference to Post-Effective Amendment No. 35.

(1)	First Amendment to Custodian Agreement dated February 27, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

(2)	Second Amendment to Custodian Agreement dated October 31, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

(h)	Other Material Contracts

(1)	Administration Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

(2)	Amended and Restated Operating Expense Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

(3)	Fund Accounting and Services Agreement is incorporated by reference to Post- Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.

(i)	First Amendment to Fund Accounting and Services Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

(4)	Transfer Agency and Service Agreement dated December 3, 2004 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.

(i)	First Amendment to Transfer Agency and Service Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

(5)	Shareholder Servicing Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

(i)	Legal Opinion and Consent of Counsel as to legality of shares filed herewith.

(j)	Other opinions - Independent Auditors' Consent - to be filed by amendment.

(k)	Omitted Financial Statements - Not applicable.

(l)	Initial Capital Agreement - Not applicable.

(m)	Rule 12b-1 Plan Not Applicable.

(n)	Rule 18f-3 Plan Not Applicable.

(o)	Reserved.

(p)	Code of Ethics dated Revised August 2010 – is incorporated by reference to Post-Effective Amendment No. ___ .

(q)	Power of Attorney dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

Item 29.  Persons Controlled by or under Common Control with Registrant.

As of the date of this Post-Effective Amendment, to the knowledge of the Registrant, the Registrant did not control any other person, nor was it under common control with another person.

Item 30.  Indemnification

Article VII of the Registrant's Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person's conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section 13 of the Underwriting Agreement dated January 1, 2007 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section 11 of the Investment Advisory Agreement dated January 1, 2007 between the Registrant and Shelton Capital.

Item 31.  Business and Other Connections of Investment Adviser.

CCM Partners dba Shelton Capital Management (“Shelton Capital”), a California Limited Partnership, is the Registrant's investment adviser with respect to these Funds. Shelton Capital has been engaged during the past two fiscal years as the investment adviser of the Shelton Funds (and its predecessors), a diversified, open-end management investment company, which comprises the following series: California Tax-Free Income Fund and California Tax-Free Money Market Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, Short-Term U.S. Government Bond Fund and the Shelton Green Alpha Fund. The principal business address of Shelton Capital is 44 Montgomery Street, Suite 2100, San Francisco, California 94104.

Form December, 1990 through February 27, 1993, Shelton Capital served as investment adviser of the California Tax-Free Money Trust, a registered management investment company. The principal business address of California Tax-Free Money Trust is 6 St. James Avenue, Boston, Massachusetts 02116.

The officer of Shelton Capital is Stephen C. Rogers. Stephen C. Rogers has also served as an officer of the Registrant and Shelton Capital since October 1994. Stephen C. Rogers was elected to the Board as Secretary and Trustee on August 4, 1998. He was elected as Chairman of the Board on October 26, 1999. For additional information, please see Part A of this Registration Statement.

Item 32.  Principal Underwriters

RFS Partners is the principal underwriter, and in that capacity distributes the shares of the Funds. Certain limited partners of RFS Partners also serve as officers and/or trustees of the Registrant.

Item 33. Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by Registrant's Shareholder Servicing and Transfer Agent, ALPS Fund Services, LLC, 1625 Broadway, Suite 2200, Denver, CO 80202.

Item 34.  Management Services

All management-related service contracts are discussed in Part A or Part B of this Form N-1A.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on April 1, 2013.

SHELTON FUNDS
(Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers	Principal Executive Officer,	April 1, 2013
Stephen C. Rogers	Secretary and Trustee

/s/ James W. Miller, Jr.*	Trustee	April 1, 2013
James W. Miller, Jr.

/s/ Kevin T. Kogler*	Trustee	April 1, 2013
Kevin T. Kogler

/s/ Stephen H. Sutro*	Trustee	April 1, 2013
Stephen H. Sutro

* By: /s/ Stephen C. Rogers

Stephen C. Rogers, Attorney-in-Fact Pursuant to Power of Attorney is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement as filed on October 31, 2006.

EXHIBIT INDEX

Exhibit No.	Description
28(i)	Legal Opinion on legality of shares